Equity - Changes in Other Components of Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reserves within equity [line items]
Beginning balance	¥ 9,372,839	¥ 8,286,023	¥ 8,565,790
Adjustment during the year	934,952	577,179	(451,209)
Reclassification to retained earnings
Ending balance	10,772,546	9,372,839	8,286,023
Remeasurements of defined benefit plans [member]
Disclosure of reserves within equity [line items]
Beginning balance
Adjustment during the year	117,489	239,801	(102,230)
Reclassification to retained earnings	(117,489)	(239,801)	102,230
Ending balance	0
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member]
Disclosure of reserves within equity [line items]
Beginning balance	88,570	24,876	49,228
Adjustment during the year	58,863	69,876	(24,559)
Reclassification to retained earnings	(1,713)	(6,182)	207
Ending balance	145,720	88,570	24,876
Exchange differences on translating foreign operations [member]
Disclosure of reserves within equity [line items]
Beginning balance	108,140	(139,515)	165,155
Adjustment during the year	736,578	247,655	(304,670)
Reclassification to retained earnings	0
Ending balance	844,718	108,140	(139,515)
Other components of equity [member]
Disclosure of reserves within equity [line items]
Beginning balance	196,710	(114,639)	214,383
Adjustment during the year	912,930	557,332	(431,459)
Reclassification to retained earnings	(119,202)	(245,983)	102,437
Ending balance	¥ 990,438	¥ 196,710	¥ (114,639)